UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22739

                                         IndexIQ Active ETF Trust
(Exact name of registrant as specified in charter)

51 Madison Avenue, 4th Floor
                                          New York, NY 10010
(Address of principal executive offices) (Zip code)

Kirk C. Lehneis

IndexIQ Advisors LLC

51 Madison Avenue, 4th Floor

                                     New York, NY 10010
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedules of Investments ─ IQ MacKay Municipal Insured ETF

January 31, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds — 102.5%

Arizona — 0.9%
City of Mesa AZ, Revenue Bonds Insured: AGM
5.000%, due 7/1/19	$250,000	$253,225

Arkansas — 2.2%
University of Central Arkansas, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/32	200,000	226,884
5.000%, due 11/1/35	350,000	391,969
		618,853

California — 12.2%
City of Tulare CA Water Revenue, Revenue Bonds Insured: BAM
5.000%, due 12/1/30	165,000	195,693
El Camino Healthcare District, General Obligation Bonds Insured: NATL
2.940%, due 8/1/29(a)	700,000	515,018
Menifee Union School District, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/30	250,000	299,620
Murrieta Valley Unified School District, General Obligation Bonds Series A Insured: NATL
2.070%, due 9/1/22(a)	170,000	157,933
Ontario Montclair School District, General Obligation Bonds Series B Insured: NATL
2.890%, due 8/1/29(a)	390,000	288,620
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
2.500%, due 7/1/24(a)	550,000	480,849
Sacramento City Unified School District, General Obligation Bonds Series C-1 Insured: AGM
5.000%, due 8/1/25	200,000	231,868
Salinas Union High School District, General Obligation Bonds Series A Insured: NATL
2.110%, due 10/1/23(a)	225,000	204,041
Stockton Public Financing Authority, Revenue Bonds Series A Insured: BAM
5.000%, due 10/1/27	300,000	359,346
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/40	620,000	647,361
		3,380,349

Colorado — 4.3%
BNC Metropolitan District No 1, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/37	545,000	607,800
Rampart Range Metropolitan District No 1, Revenue Bonds Insured: AGM
5.000%, due 12/1/42	520,000	580,674
		1,188,474

Connecticut — 6.3%
City of Hartford CT, General Obligation Bonds Series A Insured: AGM
4.000%, due 7/1/34	25,000	26,061
5.000%, due 7/1/24	20,000	22,579
5.000%, due 7/1/27	60,000	68,600
5.000%, due 7/1/28	560,000	638,142
	Principal Amount	Value
Municipal Bonds (continued)

Connecticut (continued)
City of Hartford CT, General Obligation Bonds Series B Insured: AGM
5.000%, due 10/1/23	$15,000	$16,807
City of Hartford CT, General Obligation Bonds Series C Insured: AGM
5.000%, due 7/15/32	20,000	22,528
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/30	300,000	359,679
Town of Hamden CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/15/30	500,000	574,930
		1,729,326

Illinois — 15.0%
Chicago Board of Education, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/31	500,000	560,990
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	225,000	256,131
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/23	385,000	421,221
Illinois Finance Authority, Revenue Bonds Series B
1.600%, due 11/15/37(b)	550,000	550,000
Illinois State Toll Highway Authority, Revenue Bonds Series A-2 Insured: AGM
1.460%, due 1/1/31(b)	200,000	200,000
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM
5.000%, due 12/1/30	275,000	307,266
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	160,000	179,173
State of Illinois, Revenue Bonds Insured: NATL
5.750%, due 6/15/19	100,000	101,261
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 1/1/30	475,000	540,968
Village of Rosemont IL, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	325,000	373,874
Will County School District No 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/27	360,000	372,254
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds Insured: MAC
4.000%, due 12/1/21	280,000	291,889
		4,155,027

Indiana — 2.0%
Indiana Finance Authority, Revenue Bonds Series D
1.600%, due 11/1/39(b)	550,000	550,000

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)
January 31, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Iowa — 2.4%
Clarke Community School District, General Obligation Bonds Insured: AGM
4.000%, due 6/1/19	$60,000	$60,438
Iowa Finance Authority, Revenue Bonds Series F
1.600%, due 7/1/41(b)	600,000	600,000
		660,438

Kansas — 0.4%
Kansas Municipal Energy Agency, Revenue Bonds Series A Insured: BAM
5.000%, due 4/1/31	100,000	112,848

Kentucky — 5.1%
County of Knox KY, General Obligation Bonds Insured: BAM
5.000%, due 10/1/35	500,000	566,815
Kentucky Asset Liability Commission, Revenue Bonds Series B Insured: NATL
2.253%, due 11/1/25(b)	130,000	125,380
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	500,000	508,490
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	200,000	206,022
		1,406,707

Louisiana — 7.1%
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	600,000	700,878
5.000%, due 12/1/32	150,000	174,527
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds Insured: BAM
5.000%, due 10/1/29	450,000	534,091
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	165,000	187,724
St Landry Parish Road District No 1, Revenue Bonds Insured: BAM
4.000%, due 3/1/20	350,000	357,893
		1,955,113

Maine — 2.0%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	174,916
5.000%, due 12/1/26	155,000	176,472
5.000%, due 12/1/27	170,000	194,482
		545,870

Massachusetts — 0.9%
Commonwealth of Massachusetts, General Obligation Bonds Series A Insured: NATL
2.273%, due 5/1/37(b)	250,000	242,940
	Principal Amount	Value
Municipal Bonds (continued)

Minnesota — 4.0%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bonds Series A Insured: AGM
1.630%, due 8/15/37(b)	$550,000	$550,000
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bonds Series B-2
1.600%, due 11/15/35(b)	550,000	550,000
		1,100,000

Mississippi — 1.0%
Mississippi Development Bank, Revenue Bonds Insured: BAM
5.000%, due 10/1/30	250,000	291,002

Missouri — 2.0%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds Series B-1
1.650%, due 10/1/35(b)	550,000	550,000

Nevada — 0.4%
County of Clark Department of Aviation, Revenue Bonds Series D-3
1.480%, due 7/1/29(b)	100,000	100,000

New Jersey — 7.3%
City of Atlantic City NJ, General Obligation Bonds Series B Insured: AGM
4.000%, due 3/1/42	350,000	357,865
City of Trenton NJ, General Obligation Bonds Insured: AGM
3.000%, due 8/1/19	240,000	241,404
5.000%, due 8/1/27	300,000	351,303
New Jersey Economic Development Authority, Revenue Bonds Series K Insured: AMBAC
5.500%, due 12/15/19	600,000	617,988
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	255,000	297,932
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series B Insured: NATL
5.500%, due 12/15/19	150,000	154,497
		2,020,989

New York — 0.7%
Niagara Falls Public Water Authority, Revenue Bonds Series A Insured: BAM
5.000%, due 7/15/19	200,000	203,098

North Carolina — 2.2%
North Carolina Turnpike Authority, Revenue Bonds Insured: AGM
5.000%, due 1/1/32	525,000	612,938

Ohio — 3.9%
City of Cleveland OH Airport System Revenue, Revenue Bonds Series A Insured: AMBAC
5.250%, due 1/1/20	500,000	515,005

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)
January 31, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Ohio (continued)
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	$500,000	$558,780
		1,073,785

Pennsylvania — 7.1%
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/22	400,000	439,672
Erie Sewer Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 12/1/35	520,000	597,953
Luzerne County Industrial Development Authority, Revenue Bonds Insured: AGM
5.000%, due 12/15/26	525,000	593,507
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: XLCA
2.474%, due 7/1/27(b)	230,000	223,291
School District of Philadelphia (The), General Obligation Bonds Insured: BHAC-CR FGIC
5.000%, due 6/1/34	100,000	117,860
		1,972,283

Puerto Rico — 5.2%
Commonwealth of Puerto Rico, General Obligation Bonds Insured: AGM
5.250%, due 7/1/20	500,000	515,175
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	480,000	497,611
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: NATL
5.500%, due 7/1/19	290,000	292,503
Commonwealth of Puerto Rico, General Obligation Bonds Series A-4 Insured: AGM
5.250%, due 7/1/30	100,000	102,899
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,101
		1,433,289

Tennessee — 2.0%
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds Series A Insured: AGM
1.620%, due 6/1/42(b)	550,000	550,000

Texas — 3.9%
Crosby Municipal Utility District, General Obligation Bonds Insured: AGM
2.750%, due 8/15/19	275,000	276,402
Fort Bend County Municipal Utility District No 161, General Obligation Bonds Insured: AGM
3.625%, due 9/1/40	250,000	238,820
Gulf Coast Water Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 8/15/19	150,000	152,538
	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds Series B-2
1.600%, due 9/1/31(b)	$250,000	$250,000
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	163,723
		1,081,483

Vermont — 2.0%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds Series A
1.670%, due 10/1/38(b)	550,000	550,000

Total Municipal Bonds
(Cost $28,215,067)		28,338,037
	Shares

Short-Term Investment — 7.2%

Money Market Fund — 7.2%
Fidelity Investments Money Market Treasury Only Class I, 2.25%(c)
(Cost $1,984,341)	1,984,341	1,984,341
Total Investments — 109.7%
(Cost $30,199,408)		30,322,378
Other Assets and Liabilities, Net — (9.7)%		(2,665,753
Net Assets — 100.0%		$27,656,625

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2019.
(c)	Reflects the 7-day yield at January 31, 2019.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
MAC	- Municipal Assurance Corp.
NATL	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)
January 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 of the Notes to the Schedules on Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Municipal Bonds	$–	$28,338,037	$–	$28,338,037
Short-Term Investment:
Money Market Fund	1,984,341	–	–	1,984,341
Total Investments in Securities	$1,984,341	$28,338,037	$–	$30,322,378

(d)	For a complete listing of investments and their states, see the Schedules of Investments.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF

January 31, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds — 97.3%

Alabama — 1.8%
City of Gadsden AL, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/28	$600,000	$707,226

Alaska — 1.3%
Alaska Industrial Development & Export Authority, Revenue Bonds
3.500%, due 12/1/20	500,000	503,965

Arizona — 3.7%
Arizona Health Facilities Authority, Revenue Bonds Series C
1.600%, due 1/1/46(a)	400,000	400,000
City of Phoenix Civic Improvement Corp., Revenue Bonds Series A
5.000%, due 7/1/34	500,000	569,830
Maricopa County Industrial Development Authority, Revenue Bonds Series C
5.000%, due 7/1/27	100,000	118,505
5.000%, due 7/1/37	300,000	338,775
		1,427,110

Arkansas — 1.5%
University of Central Arkansas, Revenue Bonds Insured: AGM
5.000%, due 11/1/31	125,000	142,414
5.000%, due 11/1/34	400,000	449,892
		592,306

California — 14.2%
Benicia Unified School District, General Obligation Bonds Series C Insured: AGM
2.130%, due 8/1/23(b)	300,000	272,646
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	459,312
El Camino Healthcare District, General Obligation Bonds Insured: NATL
2.940%, due 8/1/29(b)	700,000	515,018
Menifee Union School District, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/30	250,000	299,620
Murrieta Redevelopment Agency Successor Agency, Tax Allocation Series A
3.000%, due 8/1/19	200,000	201,454
Murrieta Valley Unified School District, General Obligation Bonds Series A Insured: NATL
2.070%, due 9/1/22(b)	160,000	148,643
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Series A Insured: AGM
5.000%, due 9/1/25	500,000	585,460
Rocklin Unified School District, General Obligation Bonds Insured: NATL
2.100%, due 8/1/23(b)	135,000	122,854
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	628,320
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
2.500%, due 7/1/24(b)	545,000	476,477
	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
San Marcos Unified School District, General Obligation Bonds
2.070%, due 8/1/23(b)	$185,000	$168,579
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	539,980
Stockton Public Financing Authority, Revenue Bonds Series A Insured: BAM
5.000%, due 10/1/27	700,000	838,474
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/31	250,000	272,768
		5,529,605
Colorado — 0.4%
Interlocken Metropolitan District, General Obligation Bonds Series A-1 Insured: AGM
5.000%, due 12/1/19	150,000	153,859

Connecticut — 7.9%
City of Bridgeport CT, General Obligation Bonds Series A
5.000%, due 11/1/33	600,000	665,376
City of Hartford CT, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/28	560,000	638,142
City of Hartford CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 4/1/30	100,000	108,740
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/30	600,000	719,358
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series I-1
5.000%, due 7/1/33	350,000	396,711
Town of Hamden CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/15/30	500,000	574,930
		3,103,257

Florida — 5.6%
City of Gainesville FL Utilities System Revenue, Revenue Bonds Series A
5.000%, due 10/1/33	500,000	588,075
City of Tallahassee FL Utility System Revenue, Revenue Bonds
5.000%, due 10/1/19	505,000	515,989
County of Broward FL Airport System Revenue, Revenue Bonds
5.000%, due 10/1/34	500,000	565,955
State of Florida Lottery Revenue, Revenue Bonds Series C
5.000%, due 7/1/19	530,000	537,250
		2,207,269

Illinois — 12.9%
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	230,000	261,823
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/20	250,000	258,555

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)
January 31, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Illinois Finance Authority, Revenue Bonds
5.000%, due 9/1/25	$500,000	$544,435
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	320,000	358,346
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 12/1/26	400,000	439,316
5.000%, due 1/1/30	450,000	512,496
Upper Illinois River Valley Development Authority, Revenue Bonds
5.250%, due 12/1/38	425,000	465,256
Village of Matteson IL, Revenue Bonds Insured: BAM
5.000%, due 12/1/29	615,000	695,774
Village of Rosemont IL, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	325,000	373,874
Will County School District No 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/26	840,000	873,054
3.500%, due 1/1/27	260,000	268,850
		5,051,779
Indiana — 0.3%
Hamilton Southeastern Consolidated School Building Corp., Revenue Bonds
5.000%, due 7/15/28	100,000	122,031

Iowa — 0.2%
Clarke Community School District, General Obligation Bonds Insured: AGM
4.000%, due 6/1/19	60,000	60,438

Kansas — 0.3%
Kansas Municipal Energy Agency, Revenue Bonds Series A Insured: BAM
5.000%, due 4/1/31	100,000	112,848

Kentucky — 4.3%
County of Knox KY, General Obligation Bonds Insured: BAM
5.000%, due 10/1/35	500,000	566,815
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	325,000	330,518
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	200,000	206,022
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	559,600
		1,662,955
Louisiana — 5.2%
City of Monroe LA Water Revenue, Revenue Bonds Insured: BAM
3.000%, due 11/1/19	310,000	312,815
	Principal Amount	Value
Municipal Bonds (continued)

Louisiana (continued)
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/26	$500,000	$584,450
5.000%, due 12/1/31	200,000	233,626
5.000%, due 12/1/32	145,000	168,709
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	335,000	381,136
St Landry Parish Road District No 1, Revenue Bonds Insured: BAM
4.000%, due 3/1/20	350,000	357,893
		2,038,629
Maine — 1.4%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	174,916
5.000%, due 12/1/26	160,000	182,165
5.000%, due 12/1/27	175,000	200,202
		557,283

Michigan — 0.3%
Warren Consolidated Schools, General Obligation Bonds Series B Insured: BAM
5.000%, due 5/1/19	115,000	115,879

Minnesota — 1.8%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bonds Series A Insured: AGM
1.630%, due 8/15/37(a)	700,000	700,000

Mississippi — 1.3%
State of Mississippi, Revenue Bonds Series A
5.000%, due 10/15/33	430,000	497,957

Montana — 1.1%
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	427,275

New Jersey — 11.0%
City of Trenton NJ, General Obligation Bonds Insured: AGM
3.000%, due 8/1/19	460,000	462,691
5.000%, due 8/1/27	250,000	292,753
Mainland Regional High School District, General Obligation Bonds Insured: BAM
5.000%, due 10/15/28	275,000	337,510
New Jersey Economic Development Authority, Revenue Bonds Series A Insured: NATL
5.250%, due 7/1/26	500,000	581,795
New Jersey Economic Development Authority, Revenue Bonds Series K Insured: AMBAC
5.500%, due 12/15/19	600,000	617,988
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	515,000	601,705

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)
January 31, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey (continued)
New Jersey Educational Facilities Authority, Revenue Bonds Series F
5.000%, due 7/1/28	$330,000	$372,520
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.000%, due 6/15/27	430,000	488,252
South Jersey Port Corp., Revenue Bonds Series B
5.000%, due 1/1/31	500,000	558,175
		4,313,389

New York — 3.7%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds Series E-1
5.000%, due 2/1/37	1,000,000	1,127,310
Triborough Bridge & Tunnel Authority, Revenue Bonds Series B-2
1.590%, due 1/1/32(a)	300,000	300,000
		1,427,310

North Carolina — 1.6%
North Carolina Turnpike Authority, Revenue Bonds Insured: AGM
5.000%, due 1/1/32	525,000	612,938

Ohio — 0.8%
City of Cleveland OH Airport System Revenue, Revenue Bonds Series A Insured: AMBAC
5.250%, due 1/1/20	200,000	206,002
County of Montgomery OH, Revenue Bonds
1.630%, due 11/15/45(a)	100,000	100,000
		306,002

Oklahoma — 2.7%
Canadian County Educational Facilities Authority, Revenue Bonds
4.000%, due 9/1/25	425,000	468,737
Oklahoma County Finance Authority, Revenue Bonds
5.000%, due 10/1/26	500,000	593,125
		1,061,862

Pennsylvania — 2.2%
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/21	310,000	333,951
Erie Sewer Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 12/1/35	250,000	287,477
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: XLCA
2.474%, due 7/1/27(a)	230,000	223,291
		844,719

Puerto Rico — 2.0%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	470,000	487,244
	Principal Amount	Value
Municipal Bonds (continued)

Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: NATL
5.500%, due 7/1/19	$285,000	$287,460
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,101
		799,805

Texas — 2.0%
Argyle Independent School District, General Obligation Bonds Insured: PSF-GTD
5.000%, due 8/15/25	200,000	232,174
Uptown Development Authority, Tax Allocation Series A
5.000%, due 9/1/35	500,000	545,210
		777,384

Utah — 3.0%
Utah Associated Municipal Power Systems, Revenue Bonds Series A
5.000%, due 9/1/31	500,000	583,175
Utah Infrastructure Agency, Revenue Bonds Series A
5.000%, due 10/15/20	580,000	601,373
		1,184,548

Washington — 2.8%
Spokane County School District No 354 Mead, General Obligation Bonds Insured: SCH BD GTY
5.000%, due 12/1/27	400,000	488,572
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	609,124
		1,097,696

Total Municipal Bonds
(Cost $37,759,988)		37,997,324
	Shares
Short-Term Investment — 1.9%

Money Market Fund — 1.9%
Fidelity Investments Money Market Treasury Only Class I, 2.25%(c)
(Cost $761,128)	761,128	761,128
Total Investments — 99.2%
(Cost $38,521,116)		38,758,452
Other Assets and Liabilities, Net — 0.8%		278,825
Net Assets — 100.0%		$39,037,277

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2019.
(b)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(c)	Reflects the 7-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)
January 31, 2019 (unaudited)

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
MAC	- Municipal Assurance Corp.
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
SCH BD GTY	- School Bond Guaranty Program
XLCA	- XL Capital Assurance

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)
January 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 of the Notes to the Schedules on Investments..

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Municipal Bonds	$–	$37,997,324	$–	$37,997,324
Short-Term Investment:
Money Market Fund	761,128	–	–	761,128
Total Investments in Securities	$761,128	$37,997,324	$–	$38,758,452

(d)	For a complete listing of investments and their states, see the Schedules of Investments.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

1.             FAIR VALUE MEASUREMENT (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at January 31, 2019 is disclosed at the end of each Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Active ETF Trust

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	March 27, 2019

By (Signature and Title)*	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	March 27, 2019

* Print the name and title of each signing officer under his or her signature.